Mortgage Loans Receivable and Bond Portfolio	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Mortgage Loans Receivable and Bond Portfolio

4. MORTGAGE LOANS RECEIVABLE AND BOND PORTFOLIO

At June 30, 2019, the Company had first mortgage loans receivable totaling $23,231,337. The loans bear interest ranging from 0% to 10.25% with a weighted average of approximately 8.09% at June 30, 2019. At December 31, 2018, the Company had first mortgage loans receivable totaling $23,607,655. The loans bear interest ranging from 0% to 10.25% with a weighted average of approximately 8.15% at December 31, 2018.

The Company has a portfolio of secured church bonds at June 30, 2019 and December 31, 2018, which are carried at fair value. The bonds pay either semi-annual or quarterly interest ranging from 3.75% to 9.75%. The aggregate par value of secured church bonds equaled approximately $16,658,937 at June 30, 2019 with a weighted average interest rate of 6.87% and approximately $15,847,807 at December 31, 2018 with a weighted average interest rate of 6.80%. These bonds are due at various maturity dates through February 2047. The Company has recorded an aggregate other than temporary impairment of $558,000 and $458,000 for June 30, 2019 and December 31, 2018, respectively for the First Mortgage Bonds issued by Agape Assembly Baptist Church. This bond series in the aggregate constitute approximately 6.84% and 6.47% of the bond portfolio at June 30, 2019 and December 31, 2018, respectively. The Company had maturities and redemptions of bonds of approximately $84,000 for the six months ended June 30, 2019 and $723,000 for the year ended December 31, 2018, respectively.

The contractual maturity schedule for mortgage loans receivable and the bond portfolio as of June 30, 2019, is as follows:

	Mortgage Loans	Bond Portfolio

July 1, 2019 through June 30, 2020	$ 1,127,113	$ 236,000
July 1, 2020 through December 31, 2020	2,586,213	103,000
2021	692,348	270,000
2022	1,491,046	192,000
2023	852,674	295,000
Thereafter	16,481,943	15,562,937
	23,231,337	16,658,937
Less loan loss and other than temporary impairment on bonds allowance	(1,620,207)	(558,000)
Less deferred origination fees	(311,913)	___-____
Totals	$21,299,217	$16,100,937

The Company currently owns $529,000 First Mortgage Bonds and $497,000 Second Mortgage Bonds issued by Agape Assembly Baptist Church located in Orlando, Florida. The total principal amount of First Mortgage Bonds issued by Agape is $7,200,000, and the total principal amount of Second Mortgage Bonds issued is $715,000. Agape defaulted on its payment obligations to bondholders in September 2010. The church subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the property that secures the First Mortgage Bonds in December 2010. In October 2014, the bondholders of Agape agreed to a modification in the terms of their bonds which resulted in the temporary resumption of both principal and interest payments to both the first and second mortgage bond holders. Both the First Mortgage Bonds and Second Mortgage Bonds were modified to a fully amortized fixed rate, quarterly interest payment of 6.25% with a new maturity date of September 2037 for all the issued and outstanding bonds. The Company, along with all other bondholders, has a superior lien over all other creditors. The Church subsequently defaulted on their modification agreement in 2016 and no interest payments were made to bondholders during the period ended June 30, 2019. However, the trustee made a distribution to bondholders during 2017 of $18.75 per $1,000 bond as a repayment of principal only, effectively reducing the outstanding balance of each $1,000 bond to approximately $826. The Company has an aggregate other than temporary impairment of $558,000 and $458,000 for the First and Second Mortgage Bonds at June 30, 2019 and December 31, 2018, respectively, which effectively reduces the bonds to the fair value amount management believes will be recovered.

The Company restructured two mortgage loans during the year ended December 31, 2018. The first restructured loan was a $669,544 first mortgage loan located in Indianapolis, Indiana. The Church was unable to meet its monthly debt obligations. The Company reduced the Church’s monthly mortgage obligation to interest only payments for a period of three years. After the initial three-year period, the Church will resume its regular monthly mortgage payments. The Church accepted the restructured loan terms. The modification had no effect on the Company’s financial statements.

The second restructured loan was a $470,000 first mortgage loan located in Cincinnati, Ohio. The Church was unable to meet its monthly debt obligations. The Company reduced the Church’s monthly mortgage obligation to interest only for a period of three years which included a reduction in their interest rate. After the initial three-year term, the rate of interest will increase for an additional three-year period. At the end of the sixth year, the Church will resume its regular monthly mortgage payments at the original rate of interest. The Church accepted the restructured loan terms. The modification had no effect on the Company’s financial statements.

The Company did not restructure any loans during the six month period ended June 30, 2019. A summary of loans re-structured or modified for the sixth month period ended June 30, 2019 and the year ended December 31, 2018 are shown below. All of the loans shown are currently performing under the terms of the modifications for their mortgage obligations.

	June 30, 2019

Type of Loan	Number of Loans	Original Principal Balance	Original Average Interest Rate	Unpaid Principal Balance	Modified Average Interest Rate
First Mortgage Loan	7	$4,415,544	8.014%	$3,434,328	6.03%

	December 31, 2018

Type of Loan	Number of Loans	Original Principal Balance	Original Average Interest Rate	Unpaid Principal Balance	Modified Average Interest Rate
First Mortgage Loan	7	$4,415,544	8.014%	$3,838,819	6.03%

3. MORTGAGE LOANS RECEIVABLE AND BOND PORTFOLIO

At December 31, 2018, the Company had first mortgage loans receivable totaling $23,607,655. The loans bear interest ranging from 0% to 10.25% with a weighted average of approximately 8.15% at December 31, 2018. The Company had first mortgage loans receivable totaling $24,158,787 that bore interest ranging from 0% to 10.25% with a weighted average of approximately 8.19% at December 31, 2017.

The Company has a portfolio of secured church bonds at December 31, 2018 and December 31, 2017, which are carried at fair value. The bonds pay either semi-annual or quarterly interest ranging from 3.50% to 9.75%. The aggregate par value of secured church bonds equaled approximately $15,847,807 at December 31, 2018 with a weighted average interest rate of 6.80% and approximately $14,687,755 at December 31, 2017 with a weighted average interest rate of 6.82%. These bonds are due at various maturity dates through May 2046. The Company has recorded an aggregate other than temporary impairment of $458,000 for both December 31, 2018 and 2017 for the First Mortgage Bonds issued by Agape Assembly Baptist Church. This bond series in the aggregate constitute approximately 6.47% and 6.98% of the bond portfolio at December 31, 2018 and 2017, respectively. The Company had maturities and redemptions of bonds of approximately $723,000 and $217,000 in 2018 and 2017, respectively.

The contractual maturity schedule for mortgage loans receivable and the bond portfolio as of December 31, 2018, is as follows:

	Mortgage Loans	Bond Portfolio

2019	$ 2,435,321	$ 167,000
2020	963,625	240,000
2021	756,395	266,000
2022	1,554,461	188,000
2023	924,931	289,000
Thereafter	16,972,922	14,697,807
	23,607,655	15,847,807
Less loan loss and other than temporary impairment on bonds allowance	(1,672,003)	(458,000)
Less deferred origination income	(271,913)	___-____
Totals	$21,663,739	$15,389,807

The Company currently owns $529,000 First Mortgage Bonds and $497,000 Second Mortgage Bonds issued by Agape Assembly Baptist Church located in Orlando, Florida. The total principal amount of First Mortgage Bonds issued by Agape is $7,200,000, and the total principal amount of Second Mortgage Bonds issued is $715,000. Agape defaulted on its payment obligations to bondholders in September 2010. The church subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the property that secures the First Mortgage Bonds in December 2010. In October 2014, a minimum of 80% of the bondholders of Agape agreed to a modification in the terms of their bonds which resulted in the temporary resumption of both principal and interest payments to both the first and second mortgage bond holders. Both the First Mortgage Bonds and Second Mortgage Bonds were modified to a fully amortized fixed rate, quarterly interest payment of 6.25% with a new maturity date of September 2037 for all the issued and outstanding bonds. The Company, along with all other bondholders, has a superior lien over all other creditors. The Church subsequently defaulted on their modification agreement in 2016 and no interest payments were made to bondholders during the year ended December 31, 2018. However, the trustee made a distribution to bondholders during 2017 of $18.75 per $1,000 bond as a repayment of principal only, effectively reducing the outstanding balance of each $1,000 bond to approximately $826. The Company has an aggregate other than temporary impairment of $458,000 for the First and Second Mortgage Bonds at both at December 31, 2018 and 2017, which effectively reduces the bonds to the fair value amount management believes will be recovered.

The Company restructured two mortgage loans during the year ended December 31, 2018. The first restructured loan was a $669,544 first mortgage loan located in Indianapolis, Indiana. The Church was unable to meet its monthly debt obligations. The Company reduced the Church’s monthly mortgage obligation to interest only payments for a period of three years. After the initial three-year period, the Church will resume its regular monthly mortgage payments. The Church accepted the restructured loan terms. The modification had no effect on the Company’s financial statements.

The second restructured loan was a $470,000 first mortgage loan located in Cincinnati, Ohio. The Church was unable to meet its monthly debt obligations. The Company reduced the Church’s monthly mortgage obligation to interest only for a period of three years which included a reduction in their interest rate. After the initial three-year term, the rate of interest will increase for an additional three-year period. At the end of the sixth year, the Church will resume its regular monthly mortgage payments at the original rate of interest. The Church accepted the restructured loan terms. The modification had no effect on the Company’s financial statements.

A summary of loans re-structured or modified for the years ended December 31, 2018 and 2017 are shown below. All of the loans shown are currently performing under the terms of the modifications for their mortgage obligations.

	December 31, 2018

Type of Loan	Number of Loans	Original Principal Balance	Original Average Interest Rate	Unpaid Principal Balance	Modified Average Interest Rate
First Mortgage Loan	7	$4,415,544	8.014%	$3,838,819	6.03%

	December 31, 2017

Type of Loan	Number of Loans	Original Principal Balance	Original Average Interest Rate	Unpaid Principal Balance	Modified Average Interest Rate
First Mortgage Loan	5	$3,276,000	8.67%	$2,762,309	6.64%